INVENTORY	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
INVENTORY	INVENTORY
    As of December 31, 2024 and 2023, our inventory consisted entirely of finished goods, as follows:

	2024	2023
Finished goods inventory
Real estate inventory (a)	$29,608	$26,338
Log inventory	1,271	2,853
Total inventory	$30,879	$29,191

(a)Represents the cost of HBU real estate (including capitalized development investments) expected to be sold as well as the cost of HBU real estate deferred until post-closing obligations are satisfied. See Note 15 — Higher and Better Use Timberlands and Real Estate Development Investments for additional information.